Assets pledged, collateral received and assets transferred - Carrying amount of the assets pledged as security against liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 192,345	£ 161,343
Loans and advances [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	25,437	18,726
Trading portfolio assets [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	76,750	65,341
Financial assets at fair value through the income statement [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	5,584	8,107
Financial assets at fair value through other comprehensive income [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	15,303	8,011
Cash collateral [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 69,271	£ 61,158